NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Notes and other explanatory information [abstract]
Within operating activities	$ (4)	¥ (29)
Within financing activities			(366)
Total cash outflow for leases	$ (4)	¥ (29)	¥ (366)